Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, net income, and Total 1 Year Contribution ex-TAC performance results for our fiscal years 2020, 2021, 2022, 2023 and 2024.

					Investment of Initial Fixed $100 Investment Based on:
Year (1)	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Comp Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)(5)	Magnite’s Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	GAAP Net Income (Loss) (in thousands)	Total 1 Year Contribution ex-TAC Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,247,108	$13,015,836	$2,762,960	$5,663,915	$195	$111	$22,786	11%
2023	$5,639,874	$2,464,927	$2,916,616	$2,528,203	$114	$107	($159,184)	7%
2022	$6,128,497	($3,532,121)	$3,606,471	$1,383,790	$130	$77	($130,323)	24%
2021	$18,291,589	($31,006)	$7,113,462	$4,617,432	$214	$180	$65	90%
2020	$3,512,905	$33,894,891	$1,777,455	$12,699,997	$376	$193	($53,432)	40%

(1)NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Mr. Barrett	Messrs. Day, Buckley, and Soroca and Ms. Evans
2023	Mr. Barrett	Messrs. Day, Buckley, and Soroca and Ms. Evans
2022	Mr. Barrett	Messrs. Day, Buckley, Soroca and Dove and Ms. Evans
2021	Mr. Barrett	Messrs. Day, Buckley and Dove and Ms. Evans
2020	Mr. Barrett	Messrs. Day, Kershaw, and Soroca and Ms. Evans

(2)Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of Mr. Barrett (for each year where he served as principal executive officer) and (ii) the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.

(3)The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of the one-time PSU award to Mr. Barrett in 2021 that vests upon the attainment of stock price targets and the 2020, 2021, 2022, 2023, and 2024 PSU awards that vest based on TSR achievement were estimated with a Monte Carlo simulation model as of the applicable year-end or vesting date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing share price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the award’s remaining performance measurement period. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing share price on the applicable revaluation date as the current market price, (b) an expected remaining life assumption equal to the remaining contractual term, multiple by the ratio of the grant-date expected life to the original contractual term, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Magnite’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

(4)Compensation Actually Paid to the PEO (Mr. Barrett) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$5,247,108
Less, value of Stock and Option Awards reported in SCT	($3,935,185)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$7,256,988
Plus, Year Over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End	$3,925,999
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$520,926
Less Prior Year-End Fair Value of Awards Granted in a Prior Year that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$7,768,728
Compensation Actually Paid	$13,015,836

(5)The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from average Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$2,762,960
Less, value of Stock and Option Awards reported in SCT	($1,778,855)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$3,171,781
Plus, Year-Over-Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End(a)	$1,274,137
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year(a)	$233,892
Less Prior Year-End Fair Value of Prior Year Awards Granted in a that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$2,900,955
Compensation Actually Paid	$5,663,915

(6)Peer group TSR reflects the S&P Internet Select Industry Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(7)Total Contribution ex-TAC Growth is used as the Company selected metric. Our 2024 annual incentive program is based 35% on CTV Contribution ex-TAC (previously 40%) and 35% on DV+ Contribution ex-TAC (previously 40%) which when combined equals our total Contribution ex-TAC. Contribution ex-TAC is calculated as gross profit plus cost of revenue excluding traffic acquisition cost (“TAC”) (see page 50 and 51 of our Annual Report on Form 10-K for the year ended December 31, 2024 for a reconciliation of gross profit to Contribution ex-TAC and Contribution ex-TAC by channel). DV+ Contribution ex-TAC is the sum of Contribution ex-TAC for mobile and desktop.

Named Executive Officers, Footnote [Text Block]

(1)NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Mr. Barrett	Messrs. Day, Buckley, and Soroca and Ms. Evans
2023	Mr. Barrett	Messrs. Day, Buckley, and Soroca and Ms. Evans
2022	Mr. Barrett	Messrs. Day, Buckley, Soroca and Dove and Ms. Evans
2021	Mr. Barrett	Messrs. Day, Buckley and Dove and Ms. Evans
2020	Mr. Barrett	Messrs. Day, Kershaw, and Soroca and Ms. Evans

Peer Group Issuers, Footnote

(6)Peer group TSR reflects the S&P Internet Select Industry Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	[1],[2]	$ 5,247,108	$ 5,639,874	$ 6,128,497	$ 18,291,589	$ 3,512,905
PEO Total Compensation Amount	[2],[3],[4]	$ 13,015,836	2,464,927	(3,532,121)	(31,006)	33,894,891
Adjustment To PEO Compensation, Footnote

(4)Compensation Actually Paid to the PEO (Mr. Barrett) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$5,247,108
Less, value of Stock and Option Awards reported in SCT	($3,935,185)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$7,256,988
Plus, Year Over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End	$3,925,999
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$520,926
Less Prior Year-End Fair Value of Awards Granted in a Prior Year that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$7,768,728
Compensation Actually Paid	$13,015,836

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 2,762,960	2,916,616	3,606,471	7,113,462	1,777,455
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4],[5]	$ 5,663,915	2,528,203	1,383,790	4,617,432	12,699,997
Adjustment to Non-PEO NEO Compensation Footnote

(5)The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from average Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$2,762,960
Less, value of Stock and Option Awards reported in SCT	($1,778,855)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$3,171,781
Plus, Year-Over-Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End(a)	$1,274,137
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year(a)	$233,892
Less Prior Year-End Fair Value of Prior Year Awards Granted in a that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$2,900,955
Compensation Actually Paid	$5,663,915

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income		40
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following is a list of financial performance and non-financial performance measures, which in the Company’s assessment, represent the most important measures used by the Company to link compensation actually paid to the NEOs for 2024:

Total Contribution ex-TAC Growth
CTV Contribution ex-TAC Growth
DV+ Contribution ex-TAC Growth
Adjusted EBITDA less Capital Expenditures
Relative Total Shareholder Return

Total Shareholder Return Amount	[2],[6]	$ 195	114	130	214	376
Peer Group Total Shareholder Return Amount	[2],[6]	111	107	77	180	193
Net Income (Loss)	[2]	$ 22,786,000	$ (159,184,000)	$ (130,323,000)	$ 65,000	$ (53,432,000)
Company Selected Measure Amount	[2],[7]	0.11	0.07	0.24	0.90	0.40
PEO Name		Mr. Barrett	Mr. Barrett	Mr. Barrett	Mr. Barrett	Mr. Barrett
Equity Awards Adjustments, Footnote

(3)The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of the one-time PSU award to Mr. Barrett in 2021 that vests upon the attainment of stock price targets and the 2020, 2021, 2022, 2023, and 2024 PSU awards that vest based on TSR achievement were estimated with a Monte Carlo simulation model as of the applicable year-end or vesting date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing share price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the award’s remaining performance measurement period. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing share price on the applicable revaluation date as the current market price, (b) an expected remaining life assumption equal to the remaining contractual term, multiple by the ratio of the grant-date expected life to the original contractual term, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Magnite’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Contribution ex-TAC Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		CTV Contribution ex-TAC Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		DV+ Contribution ex-TAC Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA less Capital Expenditures
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,768,728
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,935,185)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,256,988
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,925,999
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		520,926
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,900,955
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,778,855)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,171,781
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,274,137
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		233,892
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of Mr. Barrett (for each year where he served as principal executive officer) and (ii) the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.
[2]	NEOs included in the above compensation columns reflect the following:
[3]	Compensation Actually Paid to the PEO (Mr. Barrett) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
[4]	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of the one-time PSU award to Mr. Barrett in 2021 that vests upon the attainment of stock price targets and the 2020, 2021, 2022, 2023, and 2024 PSU awards that vest based on TSR achievement were estimated with a Monte Carlo simulation model as of the applicable year-end or vesting date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing share price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the award’s remaining performance measurement period. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing share price on the applicable revaluation date as the current market price, (b) an expected remaining life assumption equal to the remaining contractual term, multiple by the ratio of the grant-date expected life to the original contractual term, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Magnite’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.
[5]	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from average Total compensation reported in the Summary Compensation Table:
[6]	Peer group TSR reflects the S&P Internet Select Industry Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
[7]	Total Contribution ex-TAC Growth is used as the Company selected metric. Our 2024 annual incentive program is based 35% on CTV Contribution ex-TAC (previously 40%) and 35% on DV+ Contribution ex-TAC (previously 40%) which when combined equals our total Contribution ex-TAC. Contribution ex-TAC is calculated as gross profit plus cost of revenue excluding traffic acquisition cost (“TAC”) (see page 50 and 51 of our Annual Report on Form 10-K for the year ended December 31, 2024 for a reconciliation of gross profit to Contribution ex-TAC and Contribution ex-TAC by channel). DV+ Contribution ex-TAC is the sum of Contribution ex-TAC for mobile and desktop.